Net Sales (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended				12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jun. 27, 2020	Jul. 03, 2021	Jul. 03, 2021	Jun. 27, 2020	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total net sales	$ 109,816	$ 58,017	$ 58,017	$ 191,594	$ 191,594	$ 136,662	$ 136,662
Bone graft substitutes
Disaggregation of Revenue [Line Items]
Total net sales	$ 20,601		$ 11,181		$ 39,028		$ 25,078
Bio Ventus LLC [Member]
Disaggregation of Revenue [Line Items]
Total net sales								$ 321,161	$ 340,141	$ 319,177
Bio Ventus LLC [Member] | OA joint pain treatment and joint preservation
Disaggregation of Revenue [Line Items]
Total net sales								171,178	182,082	155,576
Bio Ventus LLC [Member] | Minimally invasive fracture treatment
Disaggregation of Revenue [Line Items]
Total net sales								88,624	103,504	121,032
Bio Ventus LLC [Member] | Bone graft substitutes
Disaggregation of Revenue [Line Items]
Total net sales								61,359	54,555	42,569
Bio Ventus LLC [Member] | U.S
Disaggregation of Revenue [Line Items]
Total net sales								293,697	305,072	282,895
Bio Ventus LLC [Member] | International
Disaggregation of Revenue [Line Items]
Total net sales								$ 27,464	$ 35,069	$ 36,282